Leases (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Leases
Right-of-use assets under operating leases	$ 579,901	$ 534,351
Operating lease liabilities, current	70,621	46,543
Operating lease liabilities, non-current	523,988	517,156
Total operating lease liabilities	$ 594,609	$ 563,699